UNAUDITED CONSOLIDATED INTERIM CASH FLOW STATEMENTS - USD ($)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities
Loss for the period	$ (13,659,962)	$ (10,936,095)
Adjustments for:
Share-based compensation expense	4,860,171	852,869
Interest income	(443,269)	(489,863)
Amortization of intangibles	53,049	68,507
Unrealized foreign exchange gain	(719,859)	(536,026)
Impairment of patents	696,180	0
Impairment of VAT receivable	1,015,378	804,425
Impairment of deposit	0	400,000
Interest expense	8,230,024	7,635,872
Gain on remeasurement of embedded derivative	(1,871,000)	(11,250,000)
Gain on remeasurement of warrants	(1,560,000)	0
(Gain) loss on remeasurement of deferred consideration	(5,486,804)	3,690,000
Gain on lease reassessment	0	(32,826)
Depreciation of property and equipment and right-of-use assets	1,071,984	1,010,711
Tax paid on behalf of grantee on vesting of RSUs	0	(18,624)
Deferred tax income	(244,699)	(366,385)
Operating loss before working capital changes	(8,058,807)	(9,167,435)
Changes in trade and other receivables	(173,900)	80,153
Changes in related party receivables	0	98,133
Changes in inventories	(13)	(7,888)
Changes in related party payables	87,994	11,453
Changes in trade and other payables	270,325	(115,812)
Net cash used in operating activities	(7,874,401)	(9,101,396)
Cash flows from investing activities
Interest received from bank	655,974	556,989
Patent costs incurred	(42,481)	(76,015)
Expenditure on property and equipment	(4,142)	(15,870)
Investment in exploration and evaluation assets	(24,758,676)	(13,991,490)
Net cash used in investing activities	(24,149,325)	(13,526,386)
Cash flows from financing activities
Gross proceeds from registered direct offering	25,080,000	0
Transaction costs of registered direct offering	(1,749,929)	0
Proceeds from exercise of warrants	0	1,150
Proceeds from exercise of stock options	48,068	0
Stamp duty taxes paid on acquisition of shares	0	(416,370)
Drawings from senior secured bridge loan facility	21,700,000	19,742,077
Transaction costs on senior secured bridge loan facility	(819,300)	(1,491,024)
Interest and commitment fees paid	(9,150,448)	(348,750)
Payment of lease liabilities	(1,029,470)	(475,387)
Net cash provided by financing activities	34,078,921	17,011,696
Net increase (decrease) in cash and cash equivalents	2,055,195	(5,616,086)
Effect of exchange rate changes on cash & cash equivalents	(30,725)	(13,157)
Cash and cash equivalents at beginning of period	20,144,250	29,283,942
Cash and cash equivalents at end of period	$ 22,168,720	$ 23,654,699